Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Percentage of net cash saving to be retained				15.00%		15.00%
Derecognition of tax receivable agreement liability		$ 0	$ 5,201	$ 0	$ 5,201	$ 5,201	$ 0
Related Party
Related Party Transactions
Percentage of net cash saving to be retained	15.00%
Related Party | Common Class A
Related Party Transactions
Units of share converted (in shares)	1